Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 714	$ 63,145	$ 11,768	$ 185,442	[1]	$ 20,930	$ 41,247
Other comprehensive income:
Net unrealized gain on securities		7,687	7,313	7,677		7,313	15,526
Reclassification of net realized (gain) on securities into earnings		(11,213)		(7,515)
Other comprehensive income (loss)		(3,526)	7,313	162		7,313	15,526
Comprehensive income	$ 714	$ 59,619	$ 19,081	$ 185,604		$ 28,243	$ 56,773

[1]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.